Financial Investors Trust

Prime Money Market Fund Class II

SUPPLEMENT DATED SEPTEMBER 27, 2006 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2006

The Prime Money Market Fund Class II is closed to new investors effective September 27, 2006.